Annual Maturities of Notes, Loans and Leases Payable (Table Text Block)	12 Months Ended
Mar. 31, 2013
Debt Instruments [Abstract]
Annual Maturities of Notes, Loans and Leases Payable
The annual maturities of long-term debt as of March 31, 2013 for the next five years and thereafter are as follows:
	March 31,
	2014	2015	2016	2017	2018	Thereafter
	(In thousands)
Notes, loans and leases payable, secured	$226,944	$110,659	$522,455	$286,445	$169,025	$346,317